Supplement dated January 22, 2024, to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated May 1, 2023, as may be revised or supplemented from time to time, for the following funds:

Natixis Vaughan Nelson Select ETF

Natixis Vaughan Nelson Mid Cap ETF

Effective February 1, 2024 (the “Effective Date”), the structure of each of Natixis Vaughan Nelson Select ETF and Natixis Vaughan Nelson Mid Cap ETF (each a “Fund” and together, the “Funds”) will change from a “semi-transparent” ETF, which does not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF which will disclose all its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940. Accordingly, all references to the ”non-transparent” structure, the portfolio transparency substitute (the “Proxy Portfolio”) and related disclosure in each Fund’s Summary Prospectus, Prospectus and SAI are removed as of the Effective Date.

In addition, in connection with the change in each Fund’s structure, as of the Effective Date, the Funds will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the “Order”), which permitted the Funds to operate without publicly disclosing their portfolio holdings daily, but limited the types of investments the Funds were permitted to hold to those listed in the Funds’ application for the Order. Accordingly, all references to the terms, requirements and limitations of the Order and related disclosure in each Fund’s Summary Prospectus, Prospectus and SAI are removed as of the Effective Date.

Effective February 1, 2024, the caption titled “These ETFs are Different from Traditional ETFs” and accompanying language are removed from the front cover page of the Funds’ Prospectus.

Effective February 1, 2024, the paragraph titled “Non-Transparent ETF with Proxy Portfolio Structure” is removed from the subsection “Principal Investment Strategies” in the “Fund Summary” section in each Fund’s Summary Prospectus and in the “More About Goals and Strategies” section in the Funds’ Prospectus.

Effective February 1, 2024, the paragraphs titled “Proxy Portfolio Structure Risk,” “Predatory Trading Practices Risk,” and “Tracking Error Risk” are removed from the subsection “Principal Investment Risks” in the “Fund Summary” section in each Fund’s Summary Prospectus. Effective February 1, 2024, the paragraphs titled “Premium/Discount Risk,” “Authorized Participation Concentration Risk,” and “Trading Issues Risk” in the “Principal Investment Risks” subsection in each Fund’s Summary Prospectus are amended and restated as follows:

Premium/Discount Risk: Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Authorized Participant Concentration Risk: Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Trading Issues Risk: Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Effective February 1, 2024, the paragraphs titled “Proxy Portfolio Structure Risk,” “Predatory Trading Practices Risk,” and “Tracking Error Risk” are removed from the subsection “More About Risks” in the “Investment Goals, Strategies and Risks” section in the Funds’ Prospectus. Effective February 1, 2024, the paragraphs titled “Premium/Discount Risk,” “Authorized Participation Concentration Risk,” and “Trading Issues Risk” in the “More About Risks” subsection in the Funds’ Prospectus are amended and restated as follows:

Premium/Discount Risk

Shares of a Fund are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The NAV of a Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market value of a Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. The Adviser and Subadviser cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund. While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Trading Issues Risk

Although a Fund’s shares are listed on the NYSE Arca, there can be no assurance that an active or liquid trading market for them will develop or be maintained. Trading in shares of a Fund on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca’s “circuit breaker” rules (rules that require a halt in trading in a specific period of time when market prices decline by a specified percentage during the course of a trading day). There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In addition, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effective February 1, 2024, the seventh sentence is removed from the paragraph titled “Secondary Market Trading Risk” in the subsection “More About Risks” in the “Investment Goals, Strategies and Risks” section in the Funds’ Prospectus.

Effective February 1, 2024, the subsection titled “Differences Between a Traditional ETF and a Non-Transparent ETF” is removed from the “Investment Goals, Strategies and Risks” section in the Funds’ Prospectus.

Effective February 1, 2024, the subsection titled “Exchange Listings” in the “Differences Between Investing in an ETF and a Mutual Fund” section in the Funds’ Prospectus is hereby replaced with the following:

Exchange Listings

Unlike mutual funds, a Fund’s shares are listed for trading on U.S. stock exchanges and may be listed on non-U.S. stock exchanges in the future. These stock exchanges may include exchanges other than the NYSE Arca, the U.S. stock exchange where a Fund’s primary listing is maintained. Investors can purchase and sell individual shares of a Fund only on the secondary market through a broker-dealer. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Natixis Investment Managers, LLC or its affiliates at various times may control a Fund and may account for all or a significant portion of the trading volume in a Fund’s shares. See “Trading Issues Risk” above. Additionally, a Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealers direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares of a Fund. Given that shares can be purchased and redeemed only by or through Authorized Participants directly with a Fund in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser and Subadviser believe that large discounts or premiums to the NAV of shares should not be sustained. However, the market prices of a Fund’s shares may deviate significantly from the NAV of the shares during periods of market volatility. See “Premium/Discount Risk” and “Secondary Market Trading Risk” above.

Effective February 1, 2024, the fifth and sixth sentences are removed from the subsection titled “In-Kind Redemptions – Potential Benefits and Limitations” in the “Differences Between Investing in an ETF and a Mutual Fund” section in the Funds’ Prospectus.

Effective February 1, 2024, the subsection titled “Actual Portfolio Holdings” in the “More Information About the Funds’ Strategies” section in the Funds’ Prospectus is amended and restated as follows:

Portfolio Holdings

A description of a Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI. A “snapshot” of a Fund’s investments may be found in its annual and semiannual reports. The top 10 holdings can be found at im.natixis.com/us/fund-documents (click fund name). In addition, daily holdings, of a Fund can be found at im.natixis.com/us/fund-documents (in the “Daily/Monthly/Quarterly” column under the “Holdings” section, click the download button for the Fund).

Effective February 1, 2024, the subsection titled “Research Vendor” is removed from the “Other Service Providers” section in the Funds’ Prospectus.

Effective February 1, 2024, the twelfth sentence is removed from the second paragraph of the subsection titled “Buying and Selling Shares” in the “Shareholder Information” section in the Funds’ Prospectus.

Effective February 1, 2024, the second and third sentences are removed from the subsection titled “Share Prices” in the “Shareholder Information” section in the Funds’ Prospectus.

Effective February 1, 2024, the second paragraph in the section titled “Creations and Redemptions” in the “Shareholder Information” section in the Funds’ Prospectus is amended and restated as follows:

A creation transaction order, which is subject to acceptance by the Distributor, generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units.

Effective February 1, 2024, the subsection titled “Proxy Portfolio and Proxy Overlap” is removed from the “Other Information” section in the Funds’ Prospectus.

Effective February 1, 2024, the last sentence on the back cover of the Funds’ Prospectus is amended and restated as follows:

Portfolio Holdings—A description of a Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Effective February 1, 2024, all references to the Funds’ reliance on the Order and any restrictions on the types of investments that a Fund may hold to those listed in the Funds’ application for the Order, are removed from the Funds’ SAI. Accordingly, the second paragraph is removed from the section titled “Investment Restrictions” in the Funds’ SAI, and the first paragraph is removed from the section titled “Investment Strategies and Risks” in the Funds’ SAI.

Effective February 1, 2024, the second and third paragraphs in the section titled “The Trust” in the Funds’ SAI are amended and restated as follows:

Unlike a mutual fund, each Fund offers and issues shares at their net asset value (“NAV”) to broker-dealers and other financial intermediaries who are participants in the National Securities Clearing Corporation (“NSCC”) and who have signed an Authorized Participant Agreement with the Distributor (each an “Authorized Participant”), and accepted by the Transfer Agent, only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities and/or instruments that generally corresponds pro rata to the positions in the Fund’s portfolio (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). Each Fund may, in certain circumstances, issue Creation Units solely in exchange for a specified all-cash payment (“Cash Deposit”). Shares of each Fund are redeemable by the Fund only in Creation Units and, generally, in exchange for securities and instruments that correspond pro rata to the positions in the Fund’s portfolio (“Redemption Securities”) together with a Cash Component. As with the offer and sale of Creation Units, each Fund may, in certain circumstances, redeem Creation Units in exchange for a specified all-cash payment. In addition, each Fund may determine to use baskets that differ from the portfolio holdings in that they include instruments that are not in the portfolio holdings, or are included in the portfolio holdings but in different weightings. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV.

Each Fund charges creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees are limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (see “Creations and Redemptions” below).

Effective February 1, 2024, the second and third paragraphs in the section titled “Exchange Listing and Trading” in the Funds’ SAI are amended and restated as follows:

The shares of each Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”). The shares trade on the NYSE Arca at prices that may differ to some degree from NAV. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of each Fund will continue to be met.

The NYSE Arca may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial twelve-month period beginning upon the commencement of trading of each Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exists that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. In addition, the NYSE Arca will remove the shares of each Fund from listing and trading upon termination of each Fund.

Effective February 1, 2024, the section titled “Proxy Portfolio” is removed from the Funds’ SAI.

Effective February 1, 2024, the third paragraph in the subsection titled “Investment Strategies” in the section “Investment Strategies and Risks” in the Funds’ SAI is amended and restated as follows:

The list of securities or other instruments under each category below is not intended to be an exclusive list of securities, instruments, and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, in the section “Investment Restrictions” in this Statement or under applicable law, a Fund may engage in each of the strategies and invest in securities and instruments in addition to those listed below. The Subadviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. A Fund is not required to engage in a particular transaction or invest in any security or instrument, even if to do so might benefit the Fund. The Subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy.

The Subadviser may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectus and/or this Statement will be updated if a Fund begins to engage in investment practices that are not described in the Prospectus and/or this Statement.

Effective February 1, 2024, the section titled “Portfolio Holdings Information” in the Funds’ SAI is amended and restated as follows:

The Board has adopted a policy regarding the disclosure of information about a Fund’s portfolio holdings. Under the policy, a Fund’s portfolio holdings, which will form the basis for the calculation of NAV, are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the NSCC, a clearing agency that is registered with the SEC.

Each Business Day (as defined below), a Fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including market makers and Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market or evaluating such potential transactions.

Daily access to information concerning a Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of the Adviser, the Subadviser, the Distributor and their affiliates, and the administrator, custodian and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder. In addition, a Fund will disclose on the Fund’s website before commencement of trading on each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV at the end of that Business Day (as defined below). The basket represents one Creation Unit of a Fund.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to a Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to a Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day (as defined below) following the date of the information. A Fund, the Adviser, the Subadviser, the custodian and the Distributor will not disseminate non-public information concerning the Fund, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

In addition, a Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days of the end of the second and fourth fiscal quarters and within 60 days of the end of the first and third fiscal quarters and will provide such information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

The Funds’ Chief Compliance Officer (the “CCO”) or the CCO’s delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Effective February 1, 2024, the subsection titled “Oversight of the Arbitrage Mechanism” is removed from the section “Management of the Trust” in the Funds’ SAI.

Effective February 1, 2024, the fourth and fifth sentences are removed from the subsection titled “Code of Ethics” in the section “Management of the Trust” in the Funds’ SAI.

Effective February 1, 2024, the subsection titled “Research Vendor” is removed from the section “Other Arrangements” in the Funds’ SAI.

Effective February 1, 2024, the second sentence is removed from the first paragraph in the section titled “Creations and Redemptions” in the Funds’ SAI.

Effective February 1, 2024, the second sentence is removed from the first paragraph in the subsection titled “Fund Deposit” in the section “Creations and Redemptions” in the Funds’ SAI.

Effective February 1, 2024, the fifth paragraph in the subsection titled “Fund Deposit” in the section “Creations and Redemptions” in the Funds’ SAI is amended and restated as follows:

The identity and amount of the Deposit Securities and Cash Component (or Cash Deposit) changes pursuant to the changes in the composition of a Fund’s portfolio and as rebalancing adjustments are effected from time to time by the Subadviser with a view to the investment objective of the Fund.

Effective February 1, 2024, the third sentence of the second paragraph in the subsection titled “Redemption of Creation Units” in the section “Creations and Redemptions” in the Funds’ SAI is amended and restated as follows:

A Fund’s securities received on redemption will generally correspond pro rata, to the positions in the Fund’s portfolio.

Effective February 1, 2024, the second sentence of the subsection titled “Custom Baskets” in the section titled “Creations and Redemptions” in the Funds’ SAI is amended and restated as follows:

A Fund is permitted to use custom baskets that includes cash and securities that are not in the ETF’s portfolio or are included in the ETF’s portfolio but with different weights.